Segment Reporting (Details) - Schedule of total assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 17,538,192	$ 18,003,906
Online Education Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	17,091,176	17,277,372
Technological Development and Operation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 447,016	$ 726,534